UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22717
First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust Dorsey Wright DALI Equity ETF
DALI | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Dorsey Wright DALI Equity ETF (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DALI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright DALI Equity ETF	$33(1)	0.31%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of underlying investment companies in which the Fund invests.
(2)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.75% during the 12 months ended December 31, 2025. The Fund underperformed its benchmark, the S&P 500® Index, which returned 17.88% for the same Period.
During the Period, investments in the Financials sector received the greatest allocation of any sector, with an average weight of 21.1% and contributed 3.1% to overall Fund growth. With an average weight of 18.4%, investments in the Industrials sector contributed 3.8% to overall Fund return, the greatest contribution of any sector. Investments in the Consumer Discretionary sector contributed –0.5% to overall Fund return, the most negative contribution of any sector, and held an average weight of 11.9%.
FUND PERFORMANCE (May 14, 2018 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	Since Inception (5/14/18)
First Trust Dorsey Wright DALI Equity ETF	11.75%	6.66%	5.80%
Nasdaq Dorsey Wright DALI Equity™ Index	12.01%	7.07%	6.16%
S&P 500® Index	17.88%	14.42%	14.65%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.14%
Visit www.ftportfolios.com/etf/DALI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$117,905,069
Total number of portfolio holdings	8
Total advisory fee paid	$334,463
Portfolio turnover rate	58%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Holdings
First Trust Small Cap Growth AlphaDEX® Fund	17.6%
First Trust Large Cap Growth AlphaDEX® Fund	17.3%
First Trust Indxx Aerospace & Defense ETF	13.6%
First Trust Financials AlphaDEX® Fund	13.0%
First Trust Utilities AlphaDEX® Fund	13.0%
First Trust Dow Jones Internet Index Fund	12.7%
First Trust Nasdaq Semiconductor ETF	12.5%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	0.3%
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/DALI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the Fund’s name changed to “First Trust Dorsey Wright DALI Equity ETF”. Additionally, the name of the Fund’s underlying index changed to the “Nasdaq Dorsey Wright DALI Equity™ Index” (the “Index”) and the Index’s methodology was updated to remove commodities from the asset classes that are eligible for inclusion in the Index. The Fund’s principal investment strategies and principal risks were revised accordingly.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DALI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Dorsey Wright DALI EquityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright DALI Equity ETF (DALI)

First Trust Small Cap BuyWrite Income ETF
FTKI | NYSE Arca, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Small Cap BuyWrite Income ETF (the “Fund”) for the period of February 26, 2025 (commencement of investment operations) to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTKI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Small Cap BuyWrite Income ETF	$74(1)	0.86%(2) (3)
(1)	The Fund commenced investment operations on February 26, 2025. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
(3)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 3.33% for the Period from its inception on February 26, 2025 through its fiscal year-end on December 31, 2025. The Fund underperformed its benchmark, the Cboe Russell 2000 BuyWrite Index, which returned 5.82% for the same Period.
This underperformance was the result of the Fund’s equity strategy underperforming the benchmark’s equity index strategy. While the Fund’s option strategy outperformed the benchmark’s option strategy, it was not sufficient to offset the shortfall from the equity strategy.
The overall economic backdrop from January 1, 2025 to December 31, 2025 was characterized by solid economic growth and slightly falling inflation. During the Period, the following broad-based economic indicators highlighted these trends:
  Over the most recent four quarters of available data, quarterly gross domestic product (“GDP”) growth averaged 2.4%, according to recent estimates from the Bureau of Economic Analysis
  The year-over-year consumer price index (“CPI”) declined from 2.9% as of December 31, 2024, to 2.7% as of December 31, 2025

U.S. equities rallied during the Period, although the advance was not linear. A near-bear market occurred in the Russell 2000® Index from mid-February through the first week of April (the decline was almost 19% over this period). For the Period, the Russell 2000® Index gained 15.57%, the S&P 500® Index was up 16.19%, and the technology heavy Nasdaq-100 Index® advanced 20.22%.
Interest rates at the shorter end of the yield curve (one-year constant maturity Treasuries) fell during the Period as the Federal Reserve cut its short-term benchmark rate three times, each by 0.25%. Longer-term rates (10-year Treasuries) also declined during the Period, as rising unemployment and weakening consumer confidence weighed on the market.
The Fund benefitted from this economic backdrop, as its equity holdings rallied strongly, although they underperformed the underlying equity portfolio of the benchmark. On average, the Fund’s equity portfolio was underweight health care, materials, and real estate sectors and overweight consumer discretionary, financials, and industrials stocks. The combined relative impact of the sector allocations was negative. The Fund’s stock selection process also detracted from relative returns during the Period. While stock selection added value in the information technology and financials sectors, individual security selection for the other sectors was a negative contributor to relative return.
The Fund’s option strategy consists of the following:
  Selling slightly out-of-the-money index call options on the IWM ETF.
  Call options sold during the period had expirations ranging from one to three months

This approach contrasts with the benchmark’s option strategy, which employs a 100% overwrite using at-the-money one-month calls that are rolled on the third Friday of each month. During the Period, the Fund’s option strategy outperformed. However, this outperformance was not strong enough to overcome the relative underperformance of the Fund’s equity strategy which resulted in the Fund underperforming the benchmark during the Period.
FUND PERFORMANCE (February 26, 2025 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	Since Inception (2/26/25)
First Trust Small Cap BuyWrite Income ETF	3.33%
Cboe Russell 2000 BuyWrite Index	5.82%
Russell 3000® Index	15.76%
Russell 2000® Index	15.57%
Visit www.ftportfolios.com/etf/FTKI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$943,120
Total number of portfolio holdings	181
Total advisory fee paid	$6,713
Portfolio turnover rate	114%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Lumentum Holdings, Inc.	3.1%
Argan, Inc.	1.7%
NU Holdings Ltd., Class A	1.7%
Western Union (The) Co.	1.3%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1.3%
CareTrust REIT, Inc.	1.3%
ASML Holding N.V.	1.2%
Monarch Casino & Resort, Inc.	1.2%
Granite Construction, Inc.	1.2%
Insmed, Inc.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTKI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Small Cap BuyWrite Income ETF (FTKI)

First Trust BuyWrite Income ETF
FTHI | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust BuyWrite Income ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTHI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
This report describes changes to the Fund that occurred during or after the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust BuyWrite Income ETF	$80	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 11.01% for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Cboe S&P 500® BuyWrite Monthly Index, which returned 8.91% for the same Period.
This outperformance was the result of the Fund’s equity option strategy outperforming the benchmark’s equity option strategy.  While the Fund’s underlying equity strategy underperformed the benchmark’s equity strategy, this was more than offset by the equity option outperformance.
The overall economic backdrop during the Period, was characterized by solid economic growth and slightly falling inflation.  During the Period, the following broad-based economic indicators highlighted these trends:
  Over the most recent four quarters of available data, quarterly gross domestic product growth averaged 2.4%, according to recent estimates from the Bureau of Economic Analysis
  The year-over-year consumer price index declined from 2.9% as of December 31, 2024 to 2.7% as of December 31, 2025

U.S. equities rallied during the fiscal year, although the advance was not linear. A near-bear market occurred in the S&P 500® Index from mid-February through the first week of April, with the index declining by approximately 19% over that timeframe. For the full year, the S&P 500® Index rose 17.88% percent, while the technology heavy Nasdaq-100 Index® gained 21.02%.
Interest rates at the shorter end of the yield curve (one-year constant maturity Treasuries) fell during the year as the Federal Reserve cut its short-term benchmark rate three times, each by 0.25%. Longer-term rates (10-year Treasuries) also declined during the Period, as rising unemployment and weakening consumer confidence weighed on the market.
The Fund benefitted from this economic backdrop, as its equity holdings rallied strongly, although they underperformed the underlying equity portfolio of the benchmark. On average, the Fund’s equity portfolio was underweight information technology, industrial, and consumer discretionary sectors and overweight consumer staples, materials, and real estate stocks. The combined relative impact of the sector allocations was slightly negative. The Fund’s stock selection process also slightly detracted from relative returns during the Period. While stock selection added value in the energy, financials, health care, industrials, and materials sectors, individual security selection in the communications services, consumer staples and discretionary, information technology, real estate, and utilities sectors were negative contributors to relative return.
The Fund’s option strategy consists of the following:
  Selling slightly out-of-the-money index call options on the S&P 500® Index
  Call options sold during the Period had expirations ranging from one to three months
This approach contrasts with the benchmark’s option strategy, which employs a 100% overwrite using at-the-money one-month calls that are rolled on the third Friday of each month. During the Period, the Fund’s option strategy outperformed. This outperformance was strong enough to overcome the relative underperformance of the Fund’s equity strategy which resulted in the Fund outperforming the benchmark during the Period.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust BuyWrite Income ETF	11.01%	11.52%	8.20%
Cboe S&P 500® BuyWrite Monthly Index	8.91%	9.33%	7.31%
S&P 500® Index	17.88%	14.42%	14.82%
Visit www.ftportfolios.com/etf/FTHI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,867,492,253
Total number of portfolio holdings	187
Total advisory fee paid	$10,655,875
Portfolio turnover rate	58%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	7.4%
Microsoft Corp.	6.7%
Apple, Inc.	6.5%
Amazon.com, Inc.	3.3%
Visa, Inc., Class A	2.6%
Broadcom, Inc.	2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	2.4%
Alphabet, Inc., Class A	2.4%
Mastercard, Inc., Class A	2.1%
Alphabet, Inc., Class C	2.0%
Sector Allocation
HOW HAS THE FUND MATERIALLY CHANGED?
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus and any applicable supplements at www.ftportfolios.com/fund-documents/etf/FTHI or upon request at 1-800-621-1675 or info@ftportfolios.com.
During the fiscal year ended December 31, 2025, the investment policy limiting the market value of the Fund's option strategy to 20% of the Fund's overall net asset value was removed.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTHI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust BuyWrite Income ETF (FTHI)

First Trust Nasdaq BuyWrite Income ETF
FTQI | Nasdaq, Inc.
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the First Trust Nasdaq BuyWrite Income ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025 (the “Period”). You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FTQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq BuyWrite Income ETF	$81	0.76%(1)
(1)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund returned 12.53% for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the Cboe Nasdaq-100 BuyWrite™ Index, which returned 7.87% for the same Period.
This outperformance was the result of the Fund’s equity option strategy outperforming the benchmark’s equity option strategy.  While the Fund’s underlying equity strategy underperformed the benchmark’s equity strategy, this was more than offset by the equity option outperformance.
The overall economic backdrop during the Period, was characterized by solid economic growth and slightly falling inflation. During the Period, the following broad-based economic indicators highlighted these trends:
  Over the most recent four quarters of available data, quarterly gross domestic product growth averaged 2.4%, according to recent estimates from the Bureau of Economic Analysis
  The year-over-year consumer price index declined from 2.9% as of December 31, 2024 to 2.7% as of December 31, 2025

U.S. equities rallied during the Period, although the advance was not linear. A near-bear market occurred in the Nasdaq-100 Index® from mid-February through the first week of April, with the index declining by over 22% over that timeframe. For the Period, the S&P 500® Index rose 17.88% and the technology heavy Nasdaq-100 Index® gained 21.02%.
Interest rates at the shorter end of the yield curve (one-year constant maturity Treasuries) fell during the year as the Federal Reserve cut its short-term benchmark rate three times, each by 0.25%. Longer-term rates (10-year Treasuries) also declined during the Period, as rising unemployment and weakening consumer confidence weighed on the market.
The Fund benefitted from this economic backdrop, as its equity holdings rallied strongly, although they underperformed the underlying equity portfolio of the benchmark. On average, the Fund’s equity portfolio was underweight the information technology, consumer discretionary, and communication services sectors and overweight financials, health care, and energy stocks. The combined relative impact of the sector allocations was negative. The Fund’s stock selection process was additive to relative returns during the Period, although not enough to overcome the negative allocation effect. Stock selection added value in the consumer staples, energy, financials, and industrials sectors, with financials having the biggest impact. Individual security selection for the other seven sectors were negative contributors to relative return.
The Fund’s option strategy consists of the following:
  Selling slightly out-of-the-money index call options on the Nasdaq-100 Index®
  Call options sold during the Period had expirations ranging from one to three months

This approach contrasts with the benchmark’s option strategy, which employs a 100% overwrite using at-the-money one-month calls that are rolled on the third Friday of each month. During the Period, the Fund’s option strategy outperformed. This outperformance was strong enough to overcome the relative underperformance of the Fund’s equity strategy which resulted in the Fund outperforming the benchmark during the Period.
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
Investment Performance of $10,000
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust Nasdaq BuyWrite Income ETF	12.53%	10.53%	7.01%
Cboe Nasdaq-100 BuyWriteTM Index	7.87%	8.20%	8.87%
S&P 500® Index	17.88%	14.42%	14.82%
Nasdaq-100 Index®	21.02%	15.30%	19.70%
Visit www.ftportfolios.com/etf/FTQI for more recent performance information.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$765,598,422
Total number of portfolio holdings	167
Total advisory fee paid	$4,843,799
Portfolio turnover rate	59%
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
NVIDIA Corp.	8.0%
Apple, Inc.	7.8%
Microsoft Corp.	7.1%
Advanced Micro Devices, Inc.	4.4%
Amazon.com, Inc.	4.1%
Broadcom, Inc.	3.7%
Tesla, Inc.	3.7%
Dreyfus Government Cash Management Fund, Institutional Shares, Class I	2.7%
Meta Platforms, Inc., Class A	2.6%
Palantir Technologies, Inc., Class A	2.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FTQI to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
First Trust Nasdaq BuyWrite Income ETF (FTQI)

(b)	Not applicable to the Registrant.

Item 2. Code of Ethics.

(a)	The First Trust Exchange-Traded Fund VI (“Registrant”), as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The Registrant, during the period covered by this report, has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller is filed as an exhibit pursuant to Item 13(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Thomas J. Driscoll, Thomas R. Kadlec and Robert F. Keith are qualified to serve as audit committee financial experts serving on its audit committee and that each of them is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $52,750 for the fiscal year ended 2024 and $80,875 for the fiscal year ended 2025.
(b)	Audit-Related Fees (Registrant) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Investment Advisor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Audit-Related Fees (Distributor) -- The aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(c)	Tax Fees (Registrant) -- The aggregate fees billed for professional services rendered by the principal accountant for tax return review and debt instrument tax analysis and reporting were $10,000 for the fiscal year ended 2024 and $57,500 for the fiscal year ended 2025.

Tax Fees (Investment Advisor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s advisor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

Tax Fees (Distributor) -- The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Registrant’s distributor were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

These fees were for tax consultation and/or tax return preparation.

(d)	All Other Fees (Registrant) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Investment Advisor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s investment advisor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

All Other Fees (Distributor) -- The aggregate fees billed for products and services provided by the principal accountant to the Registrant’s distributor, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended 2024 and $0 for the fiscal year ended 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter and its Audit and Non-Audit Services Pre-Approval Policy, the Audit Committee (the “Committee”) is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Registrant by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee up to $25,000 and report any such pre-approval to the full Committee.

The Committee is also responsible for the pre-approval of the independent auditor’s engagements for non-audit services with the Registrant’s advisor (not including a sub-advisor whose role is primarily portfolio management and is sub-contracted or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant, subject to the de minimis exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Registrant’s advisor (other than any sub-advisor whose role is primarily portfolio management and is sub-contracted with or overseen by another investment advisor) and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to its policies, the Committee will consider whether the provision of such non-audit services is compatible with the auditor’s independence.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) for the Registrant and the Registrant’s investment advisor and distributor of this Item that were approved by the audit committee pursuant to the pre-approval exceptions included in paragraph (c)(7)(i)(C) or paragraph(C)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

Registrant:	Advisor and Distributor:
(b) 0%	(b) 0%
(c) 0%	(c) 0%
(d) 0%	(d) 0%

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the Registrant for the fiscal year ended 2024 were $10,000 for the Registrant, $28,080 for the Registrant’s investment advisor and $32,400 for the Registrant’s distributor; and for the fiscal year ended 2025 were $57,500 for the Registrant, $28,620 for the Registrant’s investment advisor and $32,940 for the Registrant’s distributor.
(h)	The Registrant’s audit committee of its Board of Trustees has determined that the provision of non-audit services that were rendered to the Registrant’s investment advisor (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable to the Registrant.

(j) Not applicable to the Registrant.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of all the independent directors of the Registrant. The audit committee of the Registrant is comprised of: Thomas J. Driscoll, Richard E. Erickson, Thomas R. Kadlec, Denise M. Keefe, Robert F. Keith, Niel B. Nielson and Bronwyn Wright.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information
For the Period Ended December 31, 2025

First Trust Exchange-Traded Fund VI

First Trust Dorsey Wright DALI Equity ETF (DALI) (formerly known as First Trust Dorsey Wright DALI 1 ETF)
First Trust Small Cap BuyWrite Income ETF (FTKI)

Table of Contents
First Trust Exchange-Traded Fund VI
Annual Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust Dorsey Wright DALI Equity ETF (DALI)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
55,946	First Trust Dow Jones Internet Index Fund (b)	$15,059,544
255,506	First Trust Financials AlphaDEX® Fund	15,419,787
374,592	First Trust Indxx Aerospace & Defense ETF	16,028,792
127,635	First Trust Large Cap Growth AlphaDEX® Fund	20,405,799
114,463	First Trust Nasdaq Semiconductor ETF	14,826,930
216,354	First Trust Small Cap Growth AlphaDEX® Fund	20,795,644
340,409	First Trust Utilities AlphaDEX® Fund	15,321,809
	Total Exchange-Traded Funds	117,858,305
	(Cost $95,586,008)
MONEY MARKET FUNDS — 0.3%
375,715	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	375,715
	(Cost $375,715)

	Total Investments — 100.3%	118,234,020
	(Cost $95,961,723)
	Net Other Assets and Liabilities — (0.3)%	(328,951)
	Net Assets — 100.0%	$117,905,069

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2025.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$117,858,305	$117,858,305	$—	$—
Money Market Funds	375,715	375,715	—	—
Total Investments	$118,234,020	$118,234,020	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 0.5%
136	Leonardo DRS, Inc. (a)	$4,636
	Automobile Components — 2.9%
32	Dorman Products, Inc. (b)	3,942
324	Garrett Motion, Inc.	5,647
34	LCI Industries	4,126
777	QuantumScape Corp. (a) (b)	8,096
57	Visteon Corp.	5,421
		27,232
	Banks — 5.4%
34	Ameris Bancorp	2,525
69	Axos Financial, Inc. (a) (b)	5,945
33	Bank of NT Butterfield & Son (The) Ltd.	1,644
74	Cathay General Bancorp	3,581
53	Customers Bancorp, Inc. (b)	3,875
35	First Bancorp	1,778
155	First BanCorp	3,213
66	Hancock Whitney Corp.	4,203
944	NU Holdings Ltd., Class A (a) (b)	15,802
113	Provident Financial Services, Inc.	2,232
159	United Bankshares, Inc. (a)	6,106
		50,904
	Biotechnology — 3.2%
207	Catalyst Pharmaceuticals, Inc. (a) (b)	4,831
42	Exelixis, Inc. (a) (b)	1,841
58	Immunocore Holdings PLC, ADR (b)	2,013
65	Insmed, Inc. (a) (b)	11,313
108	KalVista Pharmaceuticals, Inc. (b)	1,744
32	Mirum Pharmaceuticals, Inc. (b)	2,528
14	Rhythm Pharmaceuticals, Inc. (b)	1,498
67	Rigel Pharmaceuticals, Inc. (b)	2,870
40	Scholar Rock Holding Corp. (b)	1,762
		30,400
	Broadline Retail — 0.8%
4	Dillard’s, Inc., Class A	2,426
96	Etsy, Inc. (b)	5,322
		7,748
	Building Products — 1.0%
11	Advanced Drainage Systems, Inc.	1,593
43	Armstrong World Industries, Inc. (a)	8,217
		9,810
	Capital Markets — 2.6%
16	Affiliated Managers Group, Inc.	4,612
58	Artisan Partners Asset Management, Inc., Class A	2,363
168	Federated Hermes, Inc. (a)	8,748
74	UBS Group AG	3,427
317	XP, Inc., Class A (a)	5,189
		24,339
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Chemicals — 0.3%
4	NewMarket Corp.	$2,749
	Commercial Services & Supplies — 1.5%
37	Brady Corp., Class A	2,900
243	Montrose Environmental Group, Inc. (a) (b)	6,034
190	OPENLANE, Inc. (a) (b)	5,658
		14,592
	Communications Equipment — 4.9%
205	CommScope Holding Co., Inc. (b)	3,717
79	Lumentum Holdings, Inc. (a) (b)	29,119
173	NetScout Systems, Inc. (a) (b)	4,681
946	Telefonaktiebolaget LM Ericsson, ADR (a)	9,129
		46,646
	Construction & Engineering — 5.9%
51	Argan, Inc. (a)	15,979
12	Comfort Systems USA, Inc.	11,199
158	Fluor Corp. (a) (b)	6,262
100	Granite Construction, Inc. (a)	11,535
49	MYR Group, Inc. (a) (b)	10,707
		55,682
	Consumer Finance — 2.6%
84	Bread Financial Holdings, Inc.	6,219
23	Dave, Inc. (b)	5,092
62	FirstCash Holdings, Inc. (a)	9,882
24	Nelnet, Inc., Class A	3,191
		24,384
	Consumer Staples Distribution & Retail — 0.4%
28	PriceSmart, Inc.	3,435
	Distributors — 0.4%
90	GigaCloud Technology, Inc., Class A (b)	3,535
	Diversified Consumer Services — 1.1%
93	Frontdoor, Inc. (b)	5,365
170	Perdoceo Education Corp. (a)	4,986
		10,351
	Diversified REITs — 0.5%
291	Broadstone Net Lease, Inc. (a)	5,055
	Electric Utilities — 1.6%
294	Hawaiian Electric Industries, Inc. (b)	3,616
229	Portland General Electric Co. (a)	10,990
		14,606
	Electrical Equipment — 0.7%
43	EnerSys (a)	6,310
	Electronic Equipment, Instruments & Components — 4.1%
10	Celestica, Inc. (b)	2,956
73	ePlus, Inc. (a)	6,402
136	Flex Ltd. (a) (b)	8,217
62	IPG Photonics Corp. (a) (b)	4,439
192	Knowles Corp. (b)	4,115
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Electronic Equipment, Instruments & Components (Continued)
64	Sanmina Corp. (a) (b)	$9,604
81	ScanSource, Inc. (b)	3,164
		38,897
	Energy Equipment & Services — 1.6%
91	Cactus, Inc., Class A	4,157
122	TechnipFMC PLC (a)	5,436
75	Weatherford International PLC	5,870
		15,463
	Entertainment — 0.4%
36	Sphere Entertainment Co. (b)	3,423
	Financial Services — 5.8%
48	Essent Group Ltd.	3,121
55	EVERTEC, Inc.	1,600
56	Jackson Financial, Inc., Class A (a)	5,972
101	MGIC Investment Corp.	2,951
78	NMI Holdings, Inc. (b)	3,182
591	Pagseguro Digital Ltd., Class A	5,697
118	Radian Group, Inc.	4,247
427	Rocket Cos., Inc., Class A (a)	8,267
106	Sezzle, Inc. (a) (b)	6,728
1,367	Western Union (The) Co. (a)	12,727
		54,492
	Food Products — 1.2%
123	Cal-Maine Foods, Inc. (a)	9,787
45	Vital Farms, Inc. (b)	1,437
		11,224
	Gas Utilities — 0.8%
95	Spire, Inc. (a)	7,857
	Health Care Providers & Services — 4.0%
45	Addus HomeCare Corp. (a) (b)	4,833
22	Chemed Corp. (a)	9,413
40	Ensign Group (The), Inc. (a)	6,968
46	Nutex Health, Inc. (b)	7,572
338	Progyny, Inc. (a) (b)	8,680
		37,466
	Health Care REITs — 3.4%
334	CareTrust REIT, Inc. (a)	12,077
455	Healthcare Realty Trust, Inc. (a)	7,712
46	National Health Investors, Inc.	3,513
149	Omega Healthcare Investors, Inc. (a)	6,607
132	Sabra Health Care REIT, Inc.	2,500
		32,409
	Hotels, Restaurants & Leisure — 3.1%
156	Atour Lifestyle Holdings Ltd., ADR	6,146
121	Monarch Casino & Resort, Inc. (a)	11,580
50	Planet Fitness, Inc., Class A (a) (b)	5,424
82	Travel + Leisure Co.	5,783
		28,933
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Durables — 1.8%
60	Green Brick Partners, Inc. (b)	$3,760
53	M/I Homes, Inc. (a) (b)	6,781
16	Toll Brothers, Inc.	2,163
10	TopBuild Corp. (b)	4,172
		16,876
	Household Products — 0.1%
58	Reynolds Consumer Products, Inc.	1,329
	Industrial REITs — 0.5%
129	STAG Industrial, Inc. (a)	4,742
	Insurance — 4.5%
29	Axis Capital Holdings Ltd.	3,106
510	Genworth Financial, Inc. (b)	4,605
15	Hanover Insurance Group (The), Inc.	2,742
24	HCI Group, Inc.	4,601
65	Horace Mann Educators Corp.	3,002
9	Kinsale Capital Group, Inc.	3,520
130	Lemonade, Inc. (a) (b)	9,253
36	Palomar Holdings, Inc. (b)	4,851
183	SiriusPoint Ltd. (b)	4,006
59	Skyward Specialty Insurance Group, Inc. (b)	3,015
		42,701
	Interactive Media & Services — 0.7%
136	Cargurus, Inc. (b)	5,216
57	EverQuote, Inc., Class A (b)	1,539
		6,755
	Leisure Products — 0.6%
47	Acushnet Holdings Corp.	3,751
45	YETI Holdings, Inc. (b)	1,988
		5,739
	Life Sciences Tools & Services — 1.1%
45	Illumina, Inc. (b)	5,902
97	QIAGEN N.V. (a)	4,362
		10,264
	Machinery — 1.2%
10	ITT, Inc.	1,735
198	Kennametal, Inc. (a)	5,625
14	Watts Water Technologies, Inc., Class A	3,865
		11,225
	Marine Transportation — 1.1%
192	Genco Shipping & Trading Ltd.	3,538
320	ZIM Integrated Shipping Services Ltd. (a)	6,794
		10,332
	Media — 1.0%
18	Nexstar Media Group, Inc.	3,655
291	TEGNA, Inc. (a)	5,648
		9,303
	Metals & Mining — 1.8%
88	Constellium SE (b)	1,659
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Metals & Mining (Continued)
37	Kaiser Aluminum Corp.	$4,250
391	Kinross Gold Corp. (a)	11,010
		16,919
	Oil, Gas & Consumable Fuels — 4.2%
106	Calumet, Inc. (b)	2,106
208	CVR Energy, Inc. (a) (b)	5,292
183	Dorian LPG Ltd.	4,454
77	HF Sinclair Corp.	3,548
221	Peabody Energy Corp. (a)	6,564
175	Permian Resources Corp.	2,455
138	Petroleo Brasileiro S.A. - Petrobras, ADR	1,635
159	Scorpio Tankers, Inc. (a)	8,082
99	Teekay Tankers Ltd., Class A (a)	5,289
		39,425
	Passenger Airlines — 0.6%
100	Latam Airlines Group S.A., ADR	5,401
	Pharmaceuticals — 4.3%
251	Amphastar Pharmaceuticals, Inc. (a) (b)	6,722
143	Collegium Pharmaceutical, Inc. (a) (b)	6,621
227	Indivior PLC (a) (b)	8,145
185	Innoviva, Inc. (b)	3,698
38	Novartis AG, ADR (a)	5,239
87	Pacira BioSciences, Inc. (b)	2,251
246	Phathom Pharmaceuticals, Inc. (b)	4,081
90	Royalty Pharma PLC, Class A	3,478
		40,235
	Professional Services — 1.7%
583	Legalzoom.com, Inc. (a) (b)	5,789
48	Maximus, Inc.	4,144
315	Upwork, Inc. (a) (b)	6,243
		16,176
	Semiconductors & Semiconductor Equipment — 3.7%
11	ASML Holding N.V.	11,768
20	Axcelis Technologies, Inc. (b)	1,607
77	Cirrus Logic, Inc. (a) (b)	9,124
40	Taiwan Semiconductor Manufacturing Co., Ltd., ADR (a)	12,156
		34,655
	Software — 5.5%
59	BILL Holdings, Inc. (b)	3,218
100	BlackLine, Inc. (a) (b)	5,529
216	Clear Secure, Inc., Class A (a)	7,577
184	Dropbox, Inc., Class A (a) (b)	5,115
21	Elastic N.V. (b)	1,584
505	Freshworks, Inc., Class A (a) (b)	6,186
33	InterDigital, Inc. (a)	10,507
46	Qualys, Inc. (a) (b)	6,113
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
141	Teradata Corp. (b)	$4,292
18	Workiva, Inc. (b)	1,553
		51,674
	Specialized REITs — 0.4%
186	Rayonier, Inc.	4,027
	Specialty Retail — 1.3%
23	Murphy USA, Inc. (a)	9,281
7	Winmark Corp.	2,835
		12,116
	Technology Hardware, Storage & Peripherals — 0.2%
8	Sandisk Corp. (b)	1,899
	Textiles, Apparel & Luxury Goods — 0.3%
98	G-III Apparel Group Ltd.	2,838
	Trading Companies & Distributors — 1.3%
34	AerCap Holdings N.V.	4,888
9	FTAI Aviation Ltd. (a)	1,771
93	Xometry, Inc., Class A (b)	5,531
		12,190
	Wireless Telecommunication Services — 1.3%
321	America Movil S.A.B. de C.V., ADR (a)	6,635
108	Millicom International Cellular S.A.	5,988
		12,623
	Total Common Stocks	942,022
	(Cost $769,333)
MONEY MARKET FUNDS — 0.3%
3,398	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	3,398
	(Cost $3,398)
	Total Investments — 100.2%	945,420
	(Cost $772,731)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
	Call Options Written — (0.3)%
(6)	iShares Russell 2000 ETF	$(147,696)	$250.00	01/16/26	(1,266)
(6)	iShares Russell 2000 ETF	(147,696)	254.00	01/16/26	(588)
(6)	iShares Russell 2000 ETF	(147,696)	255.00	01/16/26	(468)
(5)	iShares Russell 2000 ETF	(123,080)	257.00	01/16/26	(255)
(6)	iShares Russell 2000 ETF	(147,696)	258.00	01/16/26	(228)
	Total Written Options				(2,805)
	(Premiums received $18,509)
	Net Other Assets and Liabilities — 0.1%				505
	Net Assets — 100.0%				$943,120

(a)	All or a portion of this security is pledged as collateral for the options written. At December 31, 2025, the value of these securities amounts to $379,290.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of December 31, 2025.
See Notes to Financial Statements

First Trust Small Cap BuyWrite Income ETF (FTKI)
Portfolio of Investments (Continued)
December 31, 2025

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$942,022	$942,022	$—	$—
Money Market Funds	3,398	3,398	—	—
Total Investments	$945,420	$945,420	$—	$—

LIABILITIES TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,805)	$(2,805)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
December 31, 2025

	First Trust Dorsey Wright DALI Equity ETF (DALI)	First Trust Small Cap BuyWrite Income ETF (FTKI)
ASSETS:
Investments, at value - Affiliated	$117,858,305	$—
Investments, at value - Unaffiliated	375,715	945,420
Total investments, at value	118,234,020	945,420
Cash segregated as collateral	—	815
Dividends receivable	740	1,661
Total Assets	118,234,760	947,896

LIABILITIES:
Options contracts written, at value	—	2,805
Due to broker	—	1,284
Payables:
Investment securities purchased	299,545	—
Investment advisory fees	30,146	687
Total Liabilities	329,691	4,776
NET ASSETS	$117,905,069	$943,120

NET ASSETS consist of:
Paid-in capital	$126,270,709	$921,361
Par value	41,000	500
Accumulated distributable earnings (loss)	(8,406,640)	21,259
NET ASSETS	$117,905,069	$943,120
NET ASSET VALUE, per share	$28.76	$18.86
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,100,002	50,002
Investments, at cost - Affiliated	$95,586,008	$—
Investments, at cost - Unaffiliated	$375,715	$772,731
Total investments, at cost	$95,961,723	$772,731
Premiums received on options contracts written	$—	$18,509
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Period Ended December 31, 2025

	First Trust Dorsey Wright DALI Equity ETF (DALI)	First Trust Small Cap BuyWrite Income ETF (FTKI) (a)
INVESTMENT INCOME:
Dividends - Affiliated	$797,857	$—
Dividends - Unaffiliated	2,831	14,009
Total investment income	800,688	14,009

EXPENSES:
Investment advisory fees	334,463	6,713
Other expenses	8,254	71
Total expenses	342,717	6,784
NET INVESTMENT INCOME (LOSS)	457,971	7,225

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Affiliated	4,417,261	—
Investments - Unaffiliated	—	(93,504)
In-kind redemptions - Affiliated	1,043,300	—
Investments sold short	—	(13,051)
Written options contracts	—	(60,345)
Net realized gain (loss)	5,460,561	(166,900)
Net change in unrealized appreciation (depreciation) on:
Investments - Affiliated	6,880,305	—
Investments - Unaffiliated	—	172,689
Written options contracts	—	15,704
Net change in unrealized appreciation (depreciation)	6,880,305	188,393
NET REALIZED AND UNREALIZED GAIN (LOSS)	12,340,866	21,493
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,798,837	$28,718

(a)	Inception date is February 26, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust Dorsey Wright DALI Equity ETF (DALI)		First Trust Small Cap BuyWrite Income ETF (FTKI)
	Year Ended 12/31/2025	Year Ended 12/31/2024	Period Ended 12/31/2025 (a)
OPERATIONS:
Net investment income (loss)	$457,971	$182,716	$7,225
Net realized gain (loss)	5,460,561	(3,319,820)	(166,900)
Net change in unrealized appreciation (depreciation)	6,880,305	23,510,190	188,393
Net increase (decrease) in net assets resulting from operations	12,798,837	20,373,086	28,718

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(458,720)	(204,120)	(7,459)
Return of capital	—	—	(77,294)
Total distributions to shareholders	(458,720)	(204,120)	(84,753)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,426,856	2,351,035	999,155
Cost of shares redeemed	(5,401,455)	(29,379,112)	—
Net increase (decrease) in net assets resulting from shareholder transactions	(2,974,599)	(27,028,077)	999,155
Total increase (decrease) in net assets	9,365,518	(6,859,111)	943,120

NET ASSETS:
Beginning of period	108,539,551	115,398,662	—
End of period	$117,905,069	$108,539,551	$943,120

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	4,200,002	5,350,002	—
Shares sold	100,000	100,000	50,002
Shares redeemed	(200,000)	(1,250,000)	—
Shares outstanding, end of period	4,100,002	4,200,002	50,002

(a)	Inception date is February 26, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust Dorsey Wright DALI Equity ETF (DALI)

	Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$25.84	$21.57	$24.22	$26.55	$21.73
Income from investment operations:
Net investment income (loss)	0.11 (a)	0.04 (a)	0.71 (a)	0.13	0.03
Net realized and unrealized gain (loss)	2.92	4.28	(2.62)	(2.34)	4.82
Total from investment operations	3.03	4.32	(1.91)	(2.21)	4.85
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.05)	(0.74)	(0.12)	(0.03)
Net asset value, end of period	$28.76	$25.84	$21.57	$24.22	$26.55
Total return (b)	11.75%	20.02%	(8.23)%	(8.31)%	22.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$117,905	$108,540	$115,399	$135,642	$126,128
Ratio of total expenses to average net assets (c)	0.31% (d)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	0.41%	0.17%	2.88%	0.51%	0.14%
Portfolio turnover rate (e)	58%	123%	236% (f)	186% (f)	31%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(f)	The variation in the portfolio turnover rate is due to the Fund’s underlying index reconstitution which resulted in a complete change of the Fund’s portfolio.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust Small Cap BuyWrite Income ETF (FTKI)

Period Ended 12/31/2025 (a)

Net asset value, beginning of period	$19.98
Income from investment operations:
Net investment income (loss) (b)	0.14
Net realized and unrealized gain (loss)	0.44
Total from investment operations	0.58
Distributions paid to shareholders from:
Net investment income	(0.15)
Return of capital	(1.55)
Total distributions	(1.70)
Net asset value, end of period	$18.86
Total return (c)	3.33%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$943
Ratio of total expenses to average net assets	0.86% (d) (e)
Ratio of net investment income (loss) to average net assets	0.91%
Portfolio turnover rate (f)	114%

(a)	Inception date is February 26, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.85%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
December 31, 2025

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dorsey Wright DALI Equity ETF – (Nasdaq, Inc. ticker “DALI”)(1)
First Trust Small Cap BuyWrite Income ETF – (NYSE Arca, Inc. ticker “FTKI”)(2)

(1)	Effective March 31, 2025, First Trust Dorsey Wright DALI 1 ETF changed its name to First Trust Dorsey Wright DALI Equity ETF.
(2)	Commenced investment operations on February 26, 2025.
DALI is a diversified series of the Trust, and FTKI is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
DALI seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Nasdaq Dorsey Wright DALI EquityTM Index* (the “Index”). Under normal conditions, the Fund will invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Index consists exclusively of U.S.-listed exchange-traded funds (“ETFs”) and other exchange-traded products. Certain ETFs in which the Fund invests may be advised by First Trust Advisors L.P. (“First Trust” or the “Advisor”), the Fund’s investment advisor.
* Effective March 31, 2025, Nasdaq, Inc., the Fund’s Index Provider, changed the name of the Nasdaq Dorsey Wright DALI 1TM Index to the Nasdaq Dorsey Wright DALI EquityTM Index in connection with an update to the index’s methodology.
FTKI is an actively managed exchange-traded fund. FTKI’s primary investment objective is to provide current income. FTKI’s secondary investment objective is to provide capital appreciation. Under normal market conditions, FTKI will pursue its investment objectives by investing primarily in small cap equity securities listed on U.S. exchanges and by utilizing a buy-write “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Russell 2000® Index (the “Russell 2000® Index”) or small cap equity exchange-traded funds.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Advisor’s Pricing Committee in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, ETFs and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Options Contracts
FTKI may write (sell) U.S. exchange-traded call options on the Russell 2000® Index, to hedge against changes in the value of equities. Additionally, FTKI seeks to generate additional income, in the form of premiums received, from writing (selling) the options. FTKI may write (sell) call options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices in its portfolio as determined to be appropriate by the Advisor, consistent with its investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTKI will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by the Fund is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.
The index options that FTKI writes (sells) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTKI writes (sells) give the option holder the right, but not the obligation, to purchase securities from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a call option, FTKI foregos, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Restricted cash segregated as collateral for options contracts in the amount of $815 for FTKI, is shown as “Cash segregated as collateral” on the Statements of Assets and Liabilities.
D. Affiliated Transactions
DALI invests in securities of affiliated funds. DALI’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in DALI at December 31, 2025, and for the fiscal year then ended are as follows:

Security Name	Shares at 12/31/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2025	Dividend Income
First Trust Consumer Discretionary AlphaDEX® Fund	—	$13,917,683	$343,905	$(12,720,392)	$(1,529,723)	$(11,473)	$—	$31,050
First Trust Dow Jones Internet Index Fund	55,946	14,113,343	1,929,541	(2,501,715)	1,208,425	309,950	15,059,544	—
First Trust Financials AlphaDEX® Fund	255,506	14,042,567	1,390,684	(1,618,716)	1,581,647	23,605	15,419,787	278,350
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	13,659,932	1,693,106	(16,546,707)	(2,012,096)	3,205,765	—	109,882
First Trust Indxx Aerospace & Defense ETF	374,592	—	15,722,593	—	306,199	—	16,028,792	—
First Trust Large Cap Growth AlphaDEX® Fund	127,635	19,187,579	670,631	(2,338,565)	2,451,201	434,953	20,405,799	42,260
First Trust Nasdaq Semiconductor ETF	114,463	—	14,924,788	(1,171,223)	1,018,629	54,736	14,826,930	14,670
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	—	13,383,358	(14,461,260)	—	1,077,902	—	42,972
First Trust NASDAQ-100- Technology Sector Index Fund	—	13,930,649	355,857	(12,448,376)	(925,933)	(912,197)	—	629

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
Security Name	Shares at 12/31/2025	Value at 12/31/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 12/31/2025	Dividend Income
First Trust Small Cap Growth AlphaDEX® Fund	216,354	$19,411,004	$1,207,286	$(4,581,097)	$3,504,067	$1,254,384	$20,795,644	$19,073
First Trust Utilities AlphaDEX® Fund	340,409	—	15,947,719	(1,926,735)	1,277,889	22,936	15,321,809	258,971
		$108,262,757	$67,569,468	$(70,314,786)	$6,880,305	$5,460,561	$117,858,305	$797,857
E. Dividends and Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid quarterly for DALI and monthly for FTKI, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal period ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dorsey Wright DALI Equity ETF	$458,720	$—	$—
First Trust Small Cap BuyWrite Income ETF	7,459	—	77,294
The tax character of distributions paid by the Fund during the fiscal year ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dorsey Wright DALI Equity ETF	$204,120	$—	$—
As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Dorsey Wright DALI Equity ETF	$7	$(30,651,658)	$22,245,011
First Trust Small Cap BuyWrite Income ETF	—	(165,950)	187,209
F. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For DALI, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For FTKI, the taxable period ended 2025 remains open to federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Dorsey Wright DALI Equity ETF	$30,651,658
First Trust Small Cap BuyWrite Income ETF	165,950
During the taxable period ended December 31, 2025, the following Fund utilized capital loss carryforwards in the following amount:

Capital Loss Utilized
First Trust Dorsey Wright DALI Equity ETF	$4,472,214
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal period ended December 31, 2025, the adjustments for each Fund were as follows:

	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust Dorsey Wright DALI Equity ETF	$—	$(1,015,633)	$1,015,633
First Trust Small Cap BuyWrite Income ETF	1	(1)	—
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Dorsey Wright DALI Equity ETF	$95,989,009	$22,303,734	$(58,723)	$22,245,011
First Trust Small Cap BuyWrite Income ETF	755,406	192,987	(5,778)	187,209

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
H. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints	DALI
Fund net assets up to and including $2.5 billion	0.3000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.2925%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.2850%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.2775%
Fund net assets greater than $10 billion up to and including $15 billion	0.2700%
Fund net assets greater than $15 billion	0.2550%

Breakpoints	FTKI
Fund net assets up to and including $2.5 billion	0.85000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.82875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.80750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.78625%
Fund net assets greater than $10 billion	0.76500%
In addition, DALI incurs acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents the Fund’s total annual operating expenses.
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended December 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Dorsey Wright DALI Equity ETF	$65,143,355	$64,917,702
First Trust Small Cap BuyWrite Income ETF	922,408	1,038,209
For the period ended December 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Dorsey Wright DALI Equity ETF	$2,426,112	$5,397,084
First Trust Small Cap BuyWrite Income ETF	979,698	—
For FTKI, the cost of purchases to cover short sales and the proceeds from short sales were $147,451 and $134,400, respectively.
5. Derivative Transactions
The following table presents the types of derivatives held by the following Fund at December 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTKI
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$2,805
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal period ended December 31, 2025, on FTKI’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FTKI
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$(60,345)
Net change in unrealized appreciation (depreciation) on written options contracts	15,704
During the period ended December 31, 2025, for FTKI, the premiums for written options contracts opened were $168,738 and the premiums for written options contracts closed, exercised and expired were $150,229.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
FTKI does not have the right to offset financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 20, 2027 for FTKI and April 30, 2027 for DALI.
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust Dorsey Wright DALI Equity ETF (formerly known as First Trust Dorsey Wright DALI 1 ETF) and First Trust Small Cap BuyWrite Income ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VI, including the portfolios of investments, as of December 31, 2025, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Included in the Trust	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
First Trust DorseyWright DALI Equity ETF (formerly known as First Trust Dorsey Wright DALI 1 ETF)	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and 2021
First Trust Small Cap BuyWrite Income ETF	For the period from February 26, 2025 (commencement of investment operations) through December 31, 2025
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VI
December 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VI (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	651,722,898 5,064,462
Thomas J. Driscoll** Votes For Votes Withheld	651,998,702 4,788,658
Richard E. Erickson* Votes For Votes Withheld	643,054,997 13,732,363
Thomas R. Kadlec* Votes For Votes Withheld	643,100,488 13,686,872
Denise M. Keefe*** Votes For Votes Withheld	651,736,288 5,051,072
Robert F. Keith* Votes For Votes Withheld	643,383,276 13,404,084
Niel B. Nielson* Votes For Votes Withheld	643,178,094 13,609,266
Bronwyn Wright*** Votes For Votes Withheld	412,521,907 244,265,453

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025 (Unaudited)
Federal Tax Information
For the taxable period ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust Dorsey Wright DALI Equity ETF	100.00%
First Trust Small Cap BuyWrite Income ETF	100.00%
For the taxable period ended December 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust Dorsey Wright DALI Equity ETF	100.00%
First Trust Small Cap BuyWrite Income ETF	100.00%
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal period ended December 31, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.
Disclaimer
Nasdaq® and Nasdaq Dorsey Wright DALI EquityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Annual Financial Statements and Other Information
For the Year Ended December 31, 2025

First Trust Exchange-Traded Fund VI

First Trust BuyWrite Income ETF (FTHI)
First Trust Nasdaq BuyWrite Income ETF (FTQI)

Table of Contents
First Trust Exchange-Traded Fund VI
Annual Financial Statements and Other Information
December 31, 2025
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 98.7%
	Aerospace & Defense — 1.9%
29,479	Boeing (The) Co. (a)	$6,400,480
16,415	Curtiss-Wright Corp.	9,049,097
32,552	General Electric Co.	10,026,992
82,873	Leonardo DRS, Inc.	2,825,141
44,314	RTX Corp.	8,127,188
		36,428,898
	Air Freight & Logistics — 0.7%
125,579	United Parcel Service, Inc., Class B	12,456,181
	Automobiles — 1.6%
64,652	Tesla, Inc. (a) (b)	29,075,297
	Banks — 5.8%
347,558	Banco Santander S.A., ADR	4,076,855
190,250	Bank of America Corp.	10,463,750
81,285	BankUnited, Inc.	3,622,873
107,847	Citigroup, Inc.	12,584,667
123,122	CVB Financial Corp.	2,290,069
47,217	East West Bancorp, Inc.	5,306,719
201,981	ING Groep N.V., ADR	5,655,468
85,760	JPMorgan Chase & Co. (b)	27,633,587
981,249	NU Holdings Ltd., Class A (a)	16,426,108
63,151	Toronto-Dominion Bank (The)	5,948,824
40,399	UMB Financial Corp.	4,647,501
107,849	Wells Fargo & Co.	10,051,527
		108,707,948
	Beverages — 1.5%
125,579	Coca-Cola (The) Co.	8,779,228
208,958	Coca-Cola Europacific Partners PLC (b)	18,952,491
		27,731,719
	Biotechnology — 2.0%
90,597	AbbVie, Inc. (b)	20,700,508
6,658	Amgen, Inc.	2,179,230
78,938	Gilead Sciences, Inc.	9,688,850
53,369	Ionis Pharmaceuticals, Inc. (a)	4,222,022
		36,790,610
	Broadline Retail — 4.3%
267,394	Amazon.com, Inc. (a) (b)	61,719,883
172,675	PDD Holdings, Inc., ADR (a)	19,579,618
		81,299,501
	Capital Markets — 3.0%
14,708	Ameriprise Financial, Inc.	7,211,921
20,842	Ares Management Corp., Class A	3,368,693
3,503	Blackrock, Inc.	3,749,401
53,807	Charles Schwab (The) Corp.	5,375,857
21,612	CME Group, Inc.	5,901,805
85,149	Deutsche Bank AG	3,283,346
9,531	Goldman Sachs Group (The), Inc.	8,377,749
31,407	Houlihan Lokey, Inc.	5,470,785
14,247	Morgan Stanley	2,529,270
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
44,614	Robinhood Markets, Inc., Class A (a)	$5,045,843
7,421	S&P Global, Inc.	3,878,140
169,414	XP, Inc., Class A	2,773,307
		56,966,117
	Chemicals — 0.2%
4,944	NewMarket Corp.	3,397,813
	Commercial Services & Supplies — 0.2%
117,454	OPENLANE, Inc. (a)	3,497,780
	Communications Equipment — 1.4%
20,771	Ciena Corp. (a)	4,857,714
257,102	Cisco Systems, Inc.	19,804,567
105,351	CommScope Holding Co., Inc. (a)	1,910,014
		26,572,295
	Construction & Engineering — 2.1%
158,122	API Group Corp. (a)	6,049,748
8,630	Comfort Systems USA, Inc.	8,054,293
16,799	EMCOR Group, Inc.	10,277,460
102,220	Fluor Corp. (a)	4,050,979
13,779	MYR Group, Inc. (a)	3,010,711
24,871	Sterling Infrastructure, Inc. (a)	7,616,246
		39,059,437
	Construction Materials — 0.1%
8,180	Eagle Materials, Inc.	1,690,642
	Consumer Finance — 0.8%
9,342	American Express Co.	3,456,073
12,862	Dave, Inc. (a)	2,847,775
292,009	SLM Corp.	7,901,764
		14,205,612
	Consumer Staples Distribution & Retail — 2.0%
14,626	Costco Wholesale Corp.	12,612,585
41,528	Performance Food Group Co. (a)	3,734,198
91,491	US Foods Holding Corp. (a)	6,891,102
132,712	Walmart, Inc.	14,785,444
		38,023,329
	Diversified Consumer Services — 0.3%
17,293	Grand Canyon Education, Inc. (a)	2,875,999
45,804	H&R Block, Inc.	1,996,138
		4,872,137
	Diversified Telecommunication Services — 0.4%
272,092	AT&T, Inc.	6,758,765
	Electric Utilities — 1.2%
44,999	Duke Energy Corp.	5,274,333
77,510	IDACORP, Inc.	9,809,666
24,461	NextEra Energy, Inc.	1,963,729
35,544	Southern (The) Co.	3,099,437
28,277	Xcel Energy, Inc.	2,088,539
		22,235,704
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Electrical Equipment — 0.5%
8,101	GE Vernova, Inc.	$5,294,571
40,445	Nextpower, Inc., Class A (a)	3,523,164
		8,817,735
	Electronic Equipment, Instruments & Components — 0.7%
23,571	Advanced Energy Industries, Inc.	4,935,060
15,761	Celestica, Inc. (a)	4,659,109
12,563	OSI Systems, Inc. (a)	3,204,319
		12,798,488
	Energy Equipment & Services — 0.4%
152,339	TechnipFMC PLC	6,788,226
	Entertainment — 1.0%
20,666	NetEase, Inc., ADR	2,844,055
130,912	Netflix, Inc. (a) (b)	12,274,309
27,833	ROBLOX Corp., Class A (a)	2,255,308
10,728	TKO Group Holdings, Inc.	2,242,152
		19,615,824
	Financial Services — 6.2%
28,388	Berkshire Hathaway, Inc., Class B (a)	14,269,228
124,735	Jackson Financial, Inc., Class A	13,302,988
70,080	Mastercard, Inc., Class A (b)	40,007,271
139,037	Visa, Inc., Class A (b)	48,761,666
		116,341,153
	Food Products — 0.6%
102,356	Cal-Maine Foods, Inc.	8,144,467
30,278	Magnum Ice Cream (The) Co. N.V. (a) (b)	479,906
57,009	Pilgrim’s Pride Corp.	2,222,781
		10,847,154
	Ground Transportation — 0.3%
65,312	Uber Technologies, Inc. (a)	5,336,644
	Health Care Equipment & Supplies — 0.8%
43,842	Abbott Laboratories	5,492,964
13,285	iRhythm Technologies, Inc. (a)	2,357,290
74,376	Medtronic PLC	7,144,559
		14,994,813
	Health Care Providers & Services — 1.1%
61,811	Encompass Health Corp.	6,560,619
93,172	Progyny, Inc. (a)	2,392,657
17,021	Tenet Healthcare Corp. (a)	3,382,413
25,462	UnitedHealth Group, Inc.	8,405,261
		20,740,950
	Health Care REITs — 0.3%
25,882	National Health Investors, Inc.	1,976,608
176,657	Sabra Health Care REIT, Inc.	3,345,884
		5,322,492
	Health Care Technology — 0.3%
26,554	Veeva Systems, Inc., Class A (a)	5,927,649
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure — 1.2%
1,065	Booking Holdings, Inc.	$5,703,427
22,826	Boyd Gaming Corp.	1,945,688
16,544	Domino’s Pizza, Inc.	6,895,870
48,623	Yum! Brands, Inc.	7,355,687
		21,900,672
	Household Durables — 0.4%
190,122	Sony Group Corp., ADR	4,867,123
21,426	Toll Brothers, Inc.	2,897,224
		7,764,347
	Household Products — 0.7%
158,684	Colgate-Palmolive Co.	12,539,210
	Independent Power and Renewable Electricity Producers — 0.6%
74,143	Vistra Corp.	11,961,490
	Industrial REITs — 0.3%
39,429	Prologis, Inc.	5,033,506
	Insurance — 0.3%
5,147	F&G Annuities & Life, Inc.	158,785
85,957	Fidelity National Financial, Inc.	4,692,393
		4,851,178
	Interactive Media & Services — 6.3%
143,094	Alphabet, Inc., Class A (b)	44,788,422
122,296	Alphabet, Inc., Class C (b)	38,376,485
104,647	Match Group, Inc.	3,379,052
47,428	Meta Platforms, Inc., Class A (b)	31,306,748
		117,850,707
	IT Services — 0.7%
22,734	Cloudflare, Inc., Class A (a)	4,482,008
26,606	International Business Machines Corp.	7,880,963
		12,362,971
	Life Sciences Tools & Services — 0.4%
7,232	Medpace Holdings, Inc. (a)	4,061,853
85,492	QIAGEN N.V.	3,844,575
		7,906,428
	Machinery — 1.3%
48,113	Allison Transmission Holdings, Inc.	4,710,263
12,177	Caterpillar, Inc.	6,975,838
27,646	ITT, Inc.	4,796,857
57,231	Otis Worldwide Corp.	4,999,128
12,352	Watts Water Technologies, Inc., Class A	3,409,399
		24,891,485
	Metals & Mining — 1.1%
66,359	Alamos Gold, Inc., Class A	2,560,130
67,837	Anglogold Ashanti PLC	5,785,140
87,874	Gold Fields Ltd., ADR	3,836,579
28,633	Rio Tinto PLC, ADR	2,291,499
29,081	Southern Copper Corp.	4,172,251
175,070	Vale S.A., ADR	2,281,162
		20,926,761
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Mortgage REITs — 0.4%
231,538	Annaly Capital Management, Inc.	$5,177,190
107,115	ARMOUR Residential REIT, Inc.	1,894,864
		7,072,054
	Multi-Utilities — 0.2%
30,753	Dominion Energy, Inc.	1,801,818
16,814	WEC Energy Group, Inc.	1,773,205
		3,575,023
	Office REITs — 0.1%
66,159	Kilroy Realty Corp.	2,472,362
	Oil, Gas & Consumable Fuels — 2.3%
386,714	Antero Midstream Corp.	6,879,642
172,620	APA Corp.	4,222,285
218,741	DHT Holdings, Inc.	2,670,828
56,277	DT Midstream, Inc.	6,735,232
143,889	Exxon Mobil Corp.	17,315,602
123,776	HF Sinclair Corp.	5,703,598
		43,527,187
	Passenger Airlines — 1.3%
1,607,952	American Airlines Group, Inc. (a)	24,649,904
	Personal Care Products — 0.6%
90,225	BellRing Brands, Inc. (a)	2,411,714
138,867	Unilever PLC, ADR (b)	9,081,902
		11,493,616
	Pharmaceuticals — 4.1%
7,481	Eli Lilly & Co. (b)	8,039,681
87,871	Johnson & Johnson	18,184,904
58,919	Merck & Co., Inc.	6,201,814
90,606	Novartis AG, ADR	12,491,849
467,499	Novo Nordisk A/S, ADR	23,786,349
208,260	Royalty Pharma PLC, Class A	8,047,166
		76,751,763
	Retail REITs — 0.1%
11,164	Simon Property Group, Inc.	2,066,568
	Semiconductors & Semiconductor Equipment — 12.8%
24,967	Advanced Micro Devices, Inc. (a)	5,346,933
11,802	Applied Materials, Inc.	3,032,996
30,902	ASML Holding N.V.	33,060,814
136,568	Broadcom, Inc. (b)	47,266,185
15,528	Cirrus Logic, Inc. (a)	1,840,068
751,277	NVIDIA Corp. (b)	140,113,160
117,823	SolarEdge Technologies, Inc. (a)	3,399,193
14,928	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,536,470
		238,595,819
	Software — 10.2%
86,046	Dropbox, Inc., Class A (a)	2,392,079
155,187	Fortinet, Inc. (a)	12,323,400
38,968	InterDigital, Inc.	12,406,632
8,155	Intuit, Inc.	5,402,035
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Software (Continued)
15,929	Manhattan Associates, Inc. (a)	$2,760,655
260,551	Microsoft Corp. (b)	126,007,674
60,252	Nebius Group N.V. (a)	5,043,394
32,140	Oracle Corp.	6,264,407
104,344	Palantir Technologies, Inc., Class A (a)	18,547,146
		191,147,422
	Specialty Retail — 1.2%
237,940	Bath & Body Works, Inc.	4,777,835
150,772	Gap (The), Inc.	3,859,763
92,972	National Vision Holdings, Inc. (a)	2,400,537
43,353	TJX (The) Cos., Inc.	6,659,455
66,820	Urban Outfitters, Inc. (a)	5,028,873
		22,726,463
	Technology Hardware, Storage & Peripherals — 7.0%
449,754	Apple, Inc. (b)	122,270,122
36,174	Dell Technologies, Inc., Class C	4,553,583
56,386	Pure Storage, Inc., Class A (a)	3,778,426
		130,602,131
	Textiles, Apparel & Luxury Goods — 1.2%
105,694	Lululemon Athletica, Inc. (a)	21,964,270
	Tobacco — 1.5%
228,859	Altria Group, Inc.	13,196,010
142,346	British American Tobacco PLC, ADR	8,059,631
48,390	Philip Morris International, Inc.	7,761,756
		29,017,397
	Trading Companies & Distributors — 0.4%
33,958	AerCap Holdings N.V.	4,881,802
9,010	Ferguson Enterprises, Inc.	2,005,896
		6,887,698
	Wireless Telecommunication Services — 0.3%
118,524	America Movil S.A.B. de C.V., ADR	2,449,891
15,690	T-Mobile US, Inc.	3,185,698
		5,635,589
	Total Common Stocks	1,843,474,934
	(Cost $1,459,906,253)
MONEY MARKET FUNDS — 2.5%
46,248,152	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (c)	46,248,152
	(Cost $46,248,152)
	Total Investments — 101.2%	1,889,723,086
	(Cost $1,506,154,405)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (1.3)%
(220)	S&P 500® Index	$(150,601,000)	$6,650.00	01/16/26	(5,164,280)
(200)	S&P 500® Index	(136,910,000)	6,700.00	01/16/26	(3,650,000)
(200)	S&P 500® Index	(136,910,000)	6,725.00	01/16/26	(3,812,600)
See Notes to Financial Statements

First Trust BuyWrite Income ETF (FTHI)
Portfolio of Investments (Continued)
December 31, 2025
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS (Continued)
	Call Options Written (Continued)
(220)	S&P 500® Index	$(150,601,000)	$6,825.00	01/16/26	$(1,926,100)
(210)	S&P 500® Index	(143,755,500)	6,900.00	01/16/26	(897,540)
(410)	S&P 500® Index	(280,665,500)	6,925.00	01/16/26	(1,514,950)
(220)	S&P 500® Index	(150,601,000)	6,800.00	02/20/26	(4,054,600)
(200)	S&P 500® Index	(136,910,000)	6,900.00	02/20/26	(2,329,200)
	Total Written Options				(23,349,270)
	(Premiums received $22,844,738)
	Net Other Assets and Liabilities — 0.1%				1,118,437
	Net Assets — 100.0%				$1,867,492,253

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At December 31, 2025, the value of these securities amounts to $298,446,695.
(c)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,843,474,934	$1,843,474,934	$—	$—
Money Market Funds	46,248,152	46,248,152	—	—
Total Investments	$1,889,723,086	$1,889,723,086	$—	$—

LIABILITIES TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(23,349,270)	$(23,349,270)	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments
December 31, 2025

Shares	Description	Value
COMMON STOCKS — 98.6%
	Aerospace & Defense — 0.9%
9,709	General Electric Co.	$2,990,663
11,766	Woodward, Inc.	3,557,097
		6,547,760
	Automobiles — 3.7%
63,051	Tesla, Inc. (a) (b)	28,355,296
	Banks — 2.2%
57,885	Bank of America Corp.	3,183,675
13,663	Citizens Financial Group, Inc.	798,056
15,535	East West Bancorp, Inc.	1,745,979
13,136	FB Financial Corp.	732,989
45,704	NU Holdings Ltd., Class A (a)	765,085
5,909	Pinnacle Financial Partners, Inc.	563,778
10,220	PNC Financial Services Group (The), Inc.	2,133,220
10,264	ServisFirst Bancshares, Inc.	736,852
40,189	U.S. Bancorp	2,144,485
10,098	UMB Financial Corp.	1,161,674
29,487	Wells Fargo & Co.	2,748,188
		16,713,981
	Beverages — 1.6%
38,458	Celsius Holdings, Inc. (a)	1,759,069
19,973	Coca-Cola (The) Co.	1,396,312
9,453	Coca-Cola Consolidated, Inc.	1,449,145
55,933	PepsiCo, Inc.	8,027,504
		12,632,030
	Biotechnology — 4.0%
40,145	AbbVie, Inc. (b)	9,172,731
18,201	Amgen, Inc.	5,957,369
1,688	Argenx SE, ADR (a)	1,419,524
68,489	Genmab A/S, ADR (a)	2,109,461
34,608	Gilead Sciences, Inc.	4,247,786
36,658	Incyte Corp. (a)	3,620,711
15,283	Ionis Pharmaceuticals, Inc. (a)	1,209,038
8,125	Natera, Inc. (a)	1,861,356
6,924	Neurocrine Biosciences, Inc. (a)	982,031
		30,580,007
	Broadline Retail — 4.6%
137,685	Amazon.com, Inc. (a) (b)	31,780,452
27,699	eBay, Inc.	2,412,583
9,909	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,086,125
		35,279,160
	Capital Markets — 3.0%
22,022	Bank of New York Mellon (The) Corp.	2,556,534
104,139	BGC Group, Inc., Class A	929,961
24,120	CME Group, Inc. (b)	6,586,690
1,529	Moody’s Corp.	781,090
27,355	Nasdaq, Inc.	2,656,991
10,583	Northern Trust Corp.	1,445,532
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Capital Markets (Continued)
48,291	Robinhood Markets, Inc., Class A (a)	$5,461,712
22,776	T. Rowe Price Group, Inc.	2,331,807
		22,750,317
	Chemicals — 0.9%
5,903	Air Products and Chemicals, Inc.	1,458,159
19,726	Corteva, Inc.	1,322,234
11,695	Ecolab, Inc.	3,070,171
10,615	International Flavors & Fragrances, Inc.	715,345
6,940	RPM International, Inc.	721,760
		7,287,669
	Communications Equipment — 2.0%
190,251	Cisco Systems, Inc. (b)	14,655,035
2,771	F5, Inc. (a)	707,325
		15,362,360
	Consumer Finance — 0.3%
6,564	American Express Co.	2,428,352
	Consumer Staples Distribution & Retail — 3.7%
5,912	Casey’s General Stores, Inc.	3,267,621
18,821	Costco Wholesale Corp. (b)	16,230,101
12,364	Dollar Tree, Inc. (a)	1,520,896
68,858	Walmart, Inc. (b)	7,671,470
		28,690,088
	Containers & Packaging — 0.4%
86,886	Amcor PLC	724,629
19,140	International Paper Co.	753,925
3,697	Packaging Corp. of America	762,432
21,380	Smurfit WestRock PLC	826,765
		3,067,751
	Electric Utilities — 0.8%
51,481	Alliant Energy Corp.	3,346,780
27,039	Evergy, Inc.	1,960,057
8,788	NextEra Energy, Inc.	705,501
		6,012,338
	Electrical Equipment — 0.5%
3,904	GE Vernova, Inc.	2,551,537
11,065	Nextpower, Inc., Class A (a)	963,872
		3,515,409
	Electronic Equipment, Instruments & Components — 0.7%
4,453	Advanced Energy Industries, Inc.	932,325
30,799	Flex Ltd. (a)	1,860,876
3,796	Itron, Inc. (a)	352,496
7,582	Littelfuse, Inc.	1,917,639
		5,063,336
	Energy Equipment & Services — 0.2%
20,874	SLB Ltd.	801,144
11,596	Weatherford International PLC	907,503
		1,708,647
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Entertainment — 2.6%
12,176	Liberty Media Corp.-Liberty Formula One, Class C (a)	$1,199,458
17,972	NetEase, Inc., ADR	2,473,307
170,228	Netflix, Inc. (a) (b)	15,960,577
		19,633,342
	Financial Services — 0.1%
1,885	Mastercard, Inc., Class A	1,076,109
	Ground Transportation — 0.4%
7,598	J.B. Hunt Transport Services, Inc.	1,476,596
66,898	Lyft, Inc., Class A (a)	1,295,814
		2,772,410
	Health Care Equipment & Supplies — 1.7%
7,354	Boston Scientific Corp. (a)	701,204
19,440	Hologic, Inc. (a)	1,448,086
4,636	Insulet Corp. (a)	1,317,737
14,137	Intuitive Surgical, Inc. (a)	8,006,631
3,596	ResMed, Inc.	866,168
2,388	Stryker Corp.	839,310
		13,179,136
	Health Care Providers & Services — 0.5%
27,658	Guardant Health, Inc. (a)	2,824,988
2,279	UnitedHealth Group, Inc.	752,321
		3,577,309
	Health Care Technology — 0.1%
4,131	Veeva Systems, Inc., Class A (a)	922,163
	Hotels, Restaurants & Leisure — 0.3%
7,701	Expedia Group, Inc.	2,181,770
	Household Durables — 0.1%
1,274	Cavco Industries, Inc. (a)	752,603
	Household Products — 0.3%
17,088	Procter & Gamble (The) Co.	2,448,881
	Independent Power and Renewable Electricity Producers — 0.3%
6,703	Talen Energy Corp. (a)	2,512,553
	Insurance — 0.4%
2,124	Aon PLC, Class A	749,517
2,974	Arthur J. Gallagher & Co.	769,641
6,767	Marsh & McLennan Cos., Inc.	1,255,414
		2,774,572
	Interactive Media & Services — 7.1%
54,402	Alphabet, Inc., Class A (b)	17,027,826
54,384	Alphabet, Inc., Class C (b)	17,065,699
30,900	Meta Platforms, Inc., Class A (b)	20,396,781
		54,490,306
	IT Services — 0.5%
25,361	Shopify, Inc., Class A (a)	4,082,360
	Life Sciences Tools & Services — 0.8%
28,044	Bio-Techne Corp.	1,649,268
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Life Sciences Tools & Services (Continued)
25,476	Illumina, Inc. (a)	$3,341,432
1,498	Medpace Holdings, Inc. (a)	841,352
		5,832,052
	Machinery — 1.3%
7,880	Caterpillar, Inc.	4,514,216
9,471	Lincoln Electric Holdings, Inc.	2,269,631
5,770	Nordson Corp.	1,387,281
1,439	Parker-Hannifin Corp.	1,264,823
11,066	Symbotic, Inc. (a)	658,427
		10,094,378
	Metals & Mining — 0.4%
5,573	Royal Gold, Inc.	1,238,822
5,759	Southern Copper Corp.	826,244
5,067	Steel Dynamics, Inc.	858,603
		2,923,669
	Multi-Utilities — 0.3%
7,506	Consolidated Edison, Inc.	745,496
9,098	Public Service Enterprise Group, Inc.	730,569
6,688	WEC Energy Group, Inc.	705,317
		2,181,382
	Oil, Gas & Consumable Fuels — 1.7%
79,415	BP PLC, ADR	2,758,083
5,000	Chevron Corp.	762,050
6,314	DT Midstream, Inc.	755,660
6,490	Exxon Mobil Corp.	781,007
27,905	Kinder Morgan, Inc.	767,108
3,899	Marathon Petroleum Corp.	634,094
22,770	MPLX, L.P. (c)	1,215,235
5,509	Phillips 66	710,881
19,915	Shell PLC, ADR	1,463,354
4,380	Targa Resources Corp.	808,110
28,049	TotalEnergies SE	1,834,966
4,281	Valero Energy Corp.	696,904
		13,187,452
	Passenger Airlines — 0.3%
32,885	Ryanair Holdings PLC, ADR	2,373,968
	Pharmaceuticals — 0.5%
6,008	Johnson & Johnson	1,243,356
59,896	Royalty Pharma PLC, Class A	2,314,381
		3,557,737
	Professional Services — 0.2%
15,094	SS&C Technologies Holdings, Inc.	1,319,517
	Semiconductors & Semiconductor Equipment — 22.3%
160,800	Advanced Micro Devices, Inc. (a)	34,436,928
27,295	Amkor Technology, Inc.	1,077,607
8,632	Astera Labs, Inc. (a)	1,436,020
82,346	Broadcom, Inc. (b)	28,499,951
14,885	Cirrus Logic, Inc. (a)	1,763,873
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
3,842	First Solar, Inc. (a)	$1,003,646
122,737	Intel Corp. (a)	4,528,995
17,298	Kulicke & Soffa Industries, Inc.	788,097
5,657	MACOM Technology Solutions Holdings, Inc. (a)	968,931
40,650	Micron Technology, Inc.	11,601,916
7,705	MKS, Inc.	1,231,259
4,186	Monolithic Power Systems, Inc.	3,794,023
332,187	NVIDIA Corp. (b)	61,952,875
16,344	Qorvo, Inc. (a)	1,381,231
40,303	QUALCOMM, Inc.	6,893,828
34,614	Rambus, Inc. (a)	3,180,680
21,652	SolarEdge Technologies, Inc. (a)	624,660
34,467	Texas Instruments, Inc.	5,979,680
		171,144,200
	Software — 15.7%
21,052	Adobe, Inc. (a)	7,367,989
17,998	AppLovin Corp., Class A (a)	12,127,412
23,769	Check Point Software Technologies Ltd. (a) (b)	4,410,576
5,324	CyberArk Software Ltd. (a)	2,374,823
7,506	InterDigital, Inc.	2,389,760
12,914	Intuit, Inc. (b)	8,554,492
114,590	Microsoft Corp. (b)	55,418,016
103,089	Palantir Technologies, Inc., Class A (a) (b)	18,324,070
26,813	Palo Alto Networks, Inc. (a)	4,938,955
6,422	PTC, Inc. (a)	1,118,777
4,806	Salesforce, Inc.	1,273,157
6,336	ServiceNow, Inc. (a)	970,612
15,010	Trimble, Inc. (a)	1,176,034
		120,444,673
	Specialized REITs — 0.3%
1,603	Equinix, Inc.	1,228,154
42,820	Weyerhaeuser Co.	1,014,406
		2,242,560
	Specialty Retail — 0.3%
7,445	Five Below, Inc. (a)	1,402,340
1,420	Ulta Beauty, Inc. (a)	859,114
		2,261,454
	Technology Hardware, Storage & Peripherals — 9.3%
221,989	Apple, Inc. (b)	60,349,930
40,969	NetApp, Inc.	4,387,370
22,311	Seagate Technology Holdings PLC	6,144,226
		70,881,526
	Wireless Telecommunication Services — 1.3%
47,989	T-Mobile US, Inc. (b)	9,743,687
	Total Common Stocks	754,586,270
	(Cost $588,045,101)
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Portfolio of Investments (Continued)
December 31, 2025
Shares	Description	Value
MONEY MARKET FUNDS — 2.7%
20,869,078	Dreyfus Government Cash Management Fund, Institutional Shares - 3.65% (d)	$20,869,078
	(Cost $20,869,078)
	Total Investments — 101.3%	775,455,348
	(Cost $608,914,179)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (1.3)%
	Call Options Written — (1.3)%
(40)	Nasdaq -100 Index®	$(100,999,400)	$24,700.00	01/16/26	(2,985,200)
(35)	Nasdaq -100 Index®	(88,374,475)	25,400.00	01/16/26	(1,231,895)
(35)	Nasdaq -100 Index®	(88,374,475)	25,800.00	01/16/26	(398,475)
(35)	Nasdaq -100 Index®	(88,374,475)	25,850.00	01/16/26	(348,775)
(35)	Nasdaq -100 Index®	(88,374,475)	25,100.00	02/20/26	(2,863,525)
(30)	Nasdaq -100 Index®	(75,749,550)	25,300.00	02/20/26	(2,077,200)
	Total Written Options				(9,905,070)
	(Premiums received $13,299,488)
	Net Other Assets and Liabilities — 0.0%				48,144
	Net Assets — 100.0%				$765,598,422

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for the options written. At December 31, 2025, the value of these securities amounts to $214,075,575.
(c)	Security is a Master Limited Partnership.
(d)	Rate shown reflects yield as of December 31, 2025.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of December 31, 2025 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$754,586,270	$754,586,270	$—	$—
Money Market Funds	20,869,078	20,869,078	—	—
Total Investments	$775,455,348	$775,455,348	$—	$—

LIABILITIES TABLE
	Total Value at 12/31/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,905,070)	$(1,231,895)	$(8,673,175)	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
December 31, 2025

	First Trust BuyWrite Income ETF (FTHI)	First Trust Nasdaq BuyWrite Income ETF (FTQI)
ASSETS:
Investments, at value	$1,889,723,086	$775,455,348
Due from broker	657,945	16,963
Cash segregated as collateral	365,166	194,652
Receivables:
Dividends	1,203,665	312,303
Capital shares sold	1,180,081	—
Reclaims	31,743	4,154
Total Assets	1,893,161,686	775,983,420

LIABILITIES:
Options contracts written, at value	23,349,270	9,905,070
Payables:
Investment securities purchased	1,166,720	—
Investment advisory fees	1,153,443	479,928
Total Liabilities	25,669,433	10,384,998
NET ASSETS	$1,867,492,253	$765,598,422

NET ASSETS consist of:
Paid-in capital	$1,685,349,400	$697,158,810
Par value	791,242	368,500
Accumulated distributable earnings (loss)	181,351,611	68,071,112
NET ASSETS	$1,867,492,253	$765,598,422
NET ASSET VALUE, per share	$23.60	$20.78
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	79,124,201	36,850,002
Investments, at cost	$1,506,154,405	$608,914,179
Premiums received on options contracts written	$22,844,738	$13,299,488
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Year Ended December 31, 2025

	First Trust BuyWrite Income ETF (FTHI)	First Trust Nasdaq BuyWrite Income ETF (FTQI)
INVESTMENT INCOME:
Dividends	$22,540,215	$5,605,618
Foreign withholding tax	(180,482)	(24,188)
Total investment income	22,359,733	5,581,430

EXPENSES:
Investment advisory fees	10,655,875	4,843,799
Other expenses	100,308	46,520
Total expenses	10,756,183	4,890,319
NET INVESTMENT INCOME (LOSS)	11,603,550	691,111

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(51,192,826)	(19,910,989)
In-kind redemptions	64,839,348	67,095,144
Written options contracts	(45,892,484)	(32,108,449)
Foreign currency transactions	222	(953)
Net realized gain (loss)	(32,245,740)	15,074,753
Net change in unrealized appreciation (depreciation) on:
Investments	183,855,048	69,621,726
Written options contracts	(9,914,299)	(2,983,111)
Foreign currency translation	202	—
Net change in unrealized appreciation (depreciation)	173,940,951	66,638,615
NET REALIZED AND UNREALIZED GAIN (LOSS)	141,695,211	81,713,368
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$153,298,761	$82,404,479
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust BuyWrite Income ETF (FTHI)
	Year Ended 12/31/2025	Period Ended 12/31/2024 (a)	Year Ended 9/30/2024
OPERATIONS:
Net investment income (loss)	$11,603,550	$2,350,884	$6,721,249
Net realized gain (loss)	(32,245,740)	(5,652,691)	(53,577,892)
Net change in unrealized appreciation (depreciation)	173,940,951	34,400,654	156,493,776
Net increase (decrease) in net assets resulting from operations	153,298,761	31,098,847	109,637,133

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(13,249,175)	(2,351,353)	(6,887,459)
Return of capital	(115,160,058)	(19,960,935)	(43,515,988)
Total distributions to shareholders	(128,409,233)	(22,312,288)	(50,403,447)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	944,949,718	167,943,920	625,273,778
Cost of shares redeemed	(183,599,787)	(25,932,713)	(18,095,938)
Net increase (decrease) in net assets resulting from shareholder transactions	761,349,931	142,011,207	607,177,840
Total increase (decrease) in net assets	786,239,459	150,797,766	666,411,526

NET ASSETS:
Beginning of period	1,081,252,794	930,455,028	264,043,502
End of period	$1,867,492,253	$1,081,252,794	$930,455,028

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	46,524,201	40,474,201	12,974,201
Shares sold	40,850,000	7,150,000	28,350,000
Shares redeemed	(8,250,000)	(1,100,000)	(850,000)
Shares outstanding, end of period	79,124,201	46,524,201	40,474,201

(a)	For the period October 1, 2024 to December 31, 2024. The Fund’s fiscal year end was changed from September 30 to December 31.
See Notes to Financial Statements

First Trust Nasdaq BuyWrite Income ETF (FTQI)
Year Ended 12/31/2025	Period Ended 12/31/2024 (a)	Year Ended 9/30/2024

$691,111	$247,362	$898,209
15,074,753	(4,642,265)	(27,521,400)
66,638,615	26,156,587	72,028,329
82,404,479	21,761,684	45,405,138

(1,103,658)	(288,687)	(1,190,657)
(76,522,147)	(14,419,714)	(30,278,448)
(77,625,805)	(14,708,401)	(31,469,105)

410,630,336	113,656,461	356,573,527
(194,637,674)	(29,145,263)	—
215,992,662	84,511,198	356,573,527
220,771,336	91,564,481	370,509,560

544,827,086	453,262,605	82,753,045
$765,598,422	$544,827,086	$453,262,605

26,200,002	22,150,002	4,400,002
20,500,000	5,450,000	17,750,000
(9,850,000)	(1,400,000)	—
36,850,002	26,200,002	22,150,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust BuyWrite Income ETF (FTHI)

	Year Ended 12/31/2025	Period Ended 12/31/2024 (a)	Year Ended September 30,
			2024	2023	2022	2021
Net asset value, beginning of period	$23.24	$22.99	$20.35	$18.37	$21.42	$19.12
Income from investment operations:
Net investment income (loss)	0.19 (b)	0.05 (b)	0.27 (b)	0.25 (b)	0.17 (b)	0.12
Net realized and unrealized gain (loss)	2.23	0.72	4.31	3.50	(1.64)	3.14
Total from investment operations	2.42	0.77	4.58	3.75	(1.47)	3.26
Distributions paid to shareholders from:
Net investment income	(0.21)	(0.05)	(0.27)	(0.53)	(1.58)	(0.96)
Return of capital	(1.85)	(0.47)	(1.67)	(1.24)	—	—
Total distributions	(2.06)	(0.52)	(1.94)	(1.77)	(1.58)	(0.96)
Net asset value, end of period	$23.60	$23.24	$22.99	$20.35	$18.37	$21.42
Total return (c)	11.01%	3.34%	23.40%	20.82%	(7.60)%	17.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,867,492	$1,081,253	$930,455	$264,044	$89,527	$46,575
Ratio of total expenses to average net assets	0.76% (d) (e)	0.75% (f)	0.76%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	0.82% (d)	0.92% (f)	1.22%	1.23%	0.81%	1.29%
Portfolio turnover rate (g)	58%	7%	44%	98%	90% (h)	199%

(a)	For the period October 1, 2024 to December 31, 2024. The Fund’s fiscal year end was changed from September 30 to December 31.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	The variation in the portfolio turnover rate is due to lower than expected portfolio rebalancing, which was impacted by high levels of equity volatility and a downtrend in the U.S. equity markets.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq BuyWrite Income ETF (FTQI)

	Year Ended 12/31/2025	Period Ended 12/31/2024 (a)	Year Ended September 30,
			2024	2023	2022	2021
Net asset value, beginning of period	$20.79	$20.46	$18.81	$17.99	$21.17	$19.23
Income from investment operations:
Net investment income (loss)	0.02 (b)	0.01 (b)	0.07 (b)	0.05 (b)	0.06 (b)	0.34
Net realized and unrealized gain (loss)	2.36	0.93	3.96	3.02	(1.83)	2.26
Total from investment operations	2.38	0.94	4.03	3.07	(1.77)	2.60
Distributions paid to shareholders from:
Net investment income	(0.03)	(0.01)	(0.09)	(0.05)	(0.99)	(0.66)
Return of capital	(2.36)	(0.60)	(2.29)	(2.20)	(0.42)	—
Total distributions	(2.39)	(0.61)	(2.38)	(2.25)	(1.41)	(0.66)
Net asset value, end of period	$20.78	$20.79	$20.46	$18.81	$17.99	$21.17
Total return (c)	12.53%	4.65%	22.45%	17.53%	(9.00)%	13.66%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$765,598	$544,827	$453,263	$82,753	$18,888	$9,527
Ratio of total expenses to average net assets	0.76% (d) (e)	0.75% (f)	0.76%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	0.11% (d)	0.20% (f)	0.35%	0.24%	0.27%	1.16%
Portfolio turnover rate (g)	59%	12%	58%	99%	107% (h)	182%

(a)	For the period October 1, 2024 to December 31, 2024. The Fund’s fiscal year end was changed from September 30 to December 31.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.75%.
(f)	Annualized.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(h)	The variation in the portfolio turnover rate is due to the change in the Fund’s underlying index effective May 11, 2022, which resulted in fewer portfolio transactions.
See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
December 31, 2025

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The shares of each Fund are listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust BuyWrite Income ETF – (ticker “FTHI”)
First Trust Nasdaq BuyWrite Income ETF – (ticker “FTQI”)
FTHI and FTQI are actively managed exchange-traded funds. The primary investment objective of FTHI is to provide current income. FTHI’s secondary investment objective is to provide capital appreciation. Under normal market conditions, FTHI pursues its investment objectives by investing primarily in equity securities listed on U.S. exchanges and by utilizing an “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Standard & Poor’s 500® Index (the “S&P 500®”). The Fund employs an option strategy in which it writes U.S. exchange-traded call options on the S&P 500® in order to seek additional cash flow in the form of premiums on the options that may be distributed to shareholders on a monthly basis. A premium is the income received by an investor who sells or writes an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the S&P 500®, FTHI forfeits any upside potential of the S&P 500® above the strike price of the written call options.
The investment objective of FTQI is to provide current income. Under normal market conditions, FTQI pursues its investment objective by investing primarily in equity securities listed on U.S. exchanges and by utilizing a buy-write “option strategy” consisting of writing (selling) U.S. exchange-traded call options on the Nasdaq-100 Index® (the “Nasdaq-100®”). Under normal market conditions, FTQI will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the components of the Nasdaq Composite Index. FTQI employs an option strategy in which it writes U.S. exchange-traded call options on the Nasdaq-100® in order to seek additional cash flow in the form of premiums on the options. A premium is the income received by an investor who sells an option contract to another party. In exchange for the premiums received in connection with its written U.S. exchange-traded call options on the Nasdaq-100®, FTQI forfeits any upside potential of the Nasdaq-100® above the strike price of the written call options. It is expected that FTQI will distribute premiums to shareholders on a monthly basis. The premiums received from the sale of call options are expected to be FTQI’s primary source of income. FTQI does not target a specific income level, but seeks to provide investors with current income primarily from options premiums through writing calls with a notional value of 50-100% of FTQI’s assets.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are valued at the mean of their most recent bid and ask price, if both are available. Options contracts traded in the over-the-counter market may be valued as follows, depending on the market in which the investment trades: (1) the mean of the most recent bid and ask price, if available; or (2) a price based on the equivalent exchange-traded option.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of December 31, 2025, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Options Contracts
FTHI and FTQI are subject to equity price risk in the normal course of pursuing their investment objectives. FTHI may write (sell) U.S. exchange-traded call options on the S&P 500® and FTQI may write (sell) U.S. exchange-traded call options on the Nasdaq-100®, to hedge against changes in the value of equities. Additionally, these two Funds seek to generate additional income, in the form of premiums received, from writing (selling) the options. FTHI may write (sell) call options or put options and FTQI may write (sell) call options (“options”) on all or a portion of the equity securities held in their respective portfolios and on securities indices in their respective portfolios as determined to be appropriate by the Advisor, consistent with their investment objectives. Options on securities indices are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security and are similar to options on single securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in “Options written, at value” on the Statements of Assets and Liabilities. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
Options written (sold) by FTHI and FTQI will either be exercised, expire, or be canceled pursuant to a closing transaction. If an index option written (sold) by either of these two Funds is exercised, the Fund would be obligated to deliver cash equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. If the price of the index is less than the option’s strike price, the index option will likely expire without being exercised. In the case of a stock option, if the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying equity security is less than the option’s

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
strike price, the option will likely expire without being exercised. The option premium received by each Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. Gain or loss on options is presented separately as “Net realized gain (loss) on written options contracts” on the Statements of Operations.
The index options that FTHI and FTQI write (sell) give the option holder the right, but not the obligation, to receive an amount of cash based on the difference between the closing level of the stock index and the exercise price on or prior to the option’s expiration date. The stock options that FTHI and FTQI write (sell) give the option holder the right, but not the obligation, to purchase securities from each Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of call or put options depends on the ability of the Advisor to predict pertinent market movements, which cannot be assured. As the writer (seller) of a call option, FTHI and FTQI forego, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Restricted cash segregated as collateral for options contracts in the amount of $365,166 and $194,652 for FTHI and FTQI, respectively, is shown as “Cash segregated as collateral” on the Statements of Assets and Liabilities.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended December 31, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust BuyWrite Income ETF	$13,249,175	$—	$115,160,058
First Trust Nasdaq BuyWrite Income ETF	1,103,658	—	76,522,147
The tax character of distributions paid by each Fund during the fiscal period ended December 31, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust BuyWrite Income ETF	$2,351,353	$—	$19,960,935
First Trust Nasdaq BuyWrite Income ETF	288,687	—	14,419,714
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2024 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust BuyWrite Income ETF	$6,887,459	$—	$43,515,988

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Nasdaq BuyWrite Income ETF	$1,190,657	$—	$30,278,448

As of December 31, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust BuyWrite Income ETF	$—	$(189,423,840)	$370,775,451
First Trust Nasdaq BuyWrite Income ETF	—	(92,082,880)	160,153,992
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable period ended December 31, 2024 and the taxable years ended December 31, 2025 and September 30, 2022, 2023, and 2024 remain open to federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At December 31, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust BuyWrite Income ETF	$189,423,840
First Trust Nasdaq BuyWrite Income ETF	92,082,880
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended December 31, 2025, the Funds had no net late year ordinary or capital losses.
In order to present paid-in capital and accumulated distributable earnings (loss) (which consists of accumulated net investment income (loss), accumulated net realized gain (loss) on investments and net unrealized appreciation (depreciation) on investments) on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to paid-in capital, accumulated net investment income (loss) and accumulated net realized gain (loss) on investments. These adjustments are primarily due to the difference between book and tax treatments of income and gains on various investment securities held by the Funds and in-kind transactions. The results of operations and net assets were not affected by these adjustments. For the fiscal year ended December 31, 2025, the adjustments for each Fund were as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-In Capital
First Trust BuyWrite Income ETF	$631,243	$(64,003,976)	$63,372,733
First Trust Nasdaq BuyWrite Income ETF	229,811	(66,327,189)	66,097,378
As of December 31, 2025, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust BuyWrite Income ETF	$1,495,598,567	$388,021,830	$(17,246,581)	$370,775,249
First Trust Nasdaq BuyWrite Income ETF	605,396,286	167,605,982	(7,451,990)	160,153,992
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, license fees and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, acquired fund fees and expenses, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.75000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.73125%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.71250%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.69375%
Fund net assets greater than $10 billion	0.67500%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the fiscal year ended December 31, 2025, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust BuyWrite Income ETF	$831,597,298	$1,011,579,710
First Trust Nasdaq BuyWrite Income ETF	384,091,424	497,021,501
For the fiscal year ended December 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust BuyWrite Income ETF	$937,463,312	$180,474,970
First Trust Nasdaq BuyWrite Income ETF	409,455,657	194,169,541
5. Derivative Transactions
The following table presents the types of derivatives held by each Fund at December 31, 2025, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FTHI
Options contracts	Equity Risk	Options contracts purchased, at value	$—	Options contracts written, at value	$23,349,270
FTQI
Options contracts	Equity Risk	Options contracts purchased, at value	—	Options contracts written, at value	9,905,070
The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the fiscal year ended December 31, 2025, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FTHI	FTQI
Equity Risk Exposure
Net realized gain (loss) on written options contracts	$(45,892,484)	$(32,108,449)
Net change in unrealized appreciation (depreciation) on written options contracts	(9,914,299)	(2,983,111)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
During the fiscal year ended December 31, 2025, for FTHI, the premiums for written options contracts opened were $155,977,164 and the premiums for written options contracts closed, exercised and expired were $145,306,763.
During the fiscal year ended December 31, 2025, for FTQI, the premiums for written options contracts opened were $100,811,794 and the premiums for written options contracts closed, exercised and expired were $96,502,785.
FTHI and FTQI do not have the right to offset on financial assets and financial liabilities related to options contracts on the Statements of Assets and Liabilities.
6. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
7. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before April 30, 2027.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025
8. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Report of Independent Registered Public Accounting Firm
To the Shareholders and the Board of Trustees of First Trust Exchange-Traded Fund VI:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of First Trust BuyWrite Income ETF and First Trust Nasdaq BuyWrite Income ETF (the “Funds”), each a series of the First Trust Exchange-Traded Fund VI, including the portfolios of investments, as of December 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for the year ended December 31, 2025, the period from October 1, 2024, through December 31, 2024, and for the year ended September 30, 2024, financial highlights for the year ended December 31, 2025, the period from October 1, 2024, through December 31, 2024, and for the years ended September 30, 2024, 2023, 2022, and 2021, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for the year then ended, the period from October 1, 2024, through December 31, 2024, and for the year ended September 30, 2024, and the financial highlights for the year ended December 31, 2025, the period from October 1, 2024, through December 31, 2024, and for the years ended September 30, 2024, 2023, 2022, and 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche, LLP
Chicago, Illinois
February 24, 2026
We have served as the auditor of one or more First Trust investment companies since 2001.

Other Information
First Trust Exchange-Traded Fund VI
December 31, 2025 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the fiscal year ended December 31, 2025.
Proxy Disclosures (Item 9 of Form N-CSR)
At a special meeting of shareholders of First Trust Exchange-Traded Fund VI (the “Trust”) that was held on August 12, 2025 (the “Special Meeting”), shareholders of record as of June 9, 2025 (the “Record Date”) approved a proposal (the “Proposal”) to elect or re-elect, as applicable, each of the eight nominees listed below to the Board of Trustees of the Trust (the “Board”). Shareholders of each series of the Trust that had publicly offered shares as of the Record Date (each, a “fund”) voted together with shareholders of the other funds on the Proposal, and the results are set forth below. There were no broker non-votes.

James A. Bowen* Votes For Votes Withheld	651,722,898 5,064,462
Thomas J. Driscoll** Votes For Votes Withheld	651,998,702 4,788,658
Richard E. Erickson* Votes For Votes Withheld	643,054,997 13,732,363
Thomas R. Kadlec* Votes For Votes Withheld	643,100,488 13,686,872
Denise M. Keefe*** Votes For Votes Withheld	651,736,288 5,051,072
Robert F. Keith* Votes For Votes Withheld	643,383,276 13,404,084
Niel B. Nielson* Votes For Votes Withheld	643,178,094 13,609,266
Bronwyn Wright*** Votes For Votes Withheld	412,521,907 244,265,453

*	This nominee was re-elected to the Board at the Special Meeting.
**	This nominee was elected to the Board as a new Trustee at the Special Meeting.
***	This nominee was elected to the Board at the Special Meeting and had previously been appointed to the Board.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Remuneration Disclosure Under the Alternative Investment Fund Managers Directive
First Trust Advisors L.P. (“First Trust”) is authorised and regulated by the U.S. Securities and Exchange Commission and is entitled to market shares of certain First Trust Exchange-Traded Fund VI funds it manages (the “Funds”) in certain member states in the European Economic Area in accordance with the cooperation arrangements in Article 42 of the Alternative Investment Fund Managers

Other Information (Continued)
First Trust Exchange-Traded Fund VI
December 31, 2025 (Unaudited)
Directive (the “Directive”). First Trust is required under the Directive to make disclosures in respect of remuneration. The following disclosures are made in line with First Trust’s interpretation of currently available regulatory guidance on remuneration disclosures.
During the year ended December 31, 2025, the amount of remuneration paid (or to be paid) by First Trust Advisors L.P. in respect of the Funds is $3,029,148. This figure is comprised of $135,644 paid (or to be paid) in fixed compensation and $2,893,504 paid (or to be paid) in variable compensation. There were a total of 25 beneficiaries of the remuneration described above. Those amounts include $484,081 paid (or to be paid) to senior management of First Trust Advisors L.P. and $2,545,067 paid (or to be paid) to other employees whose professional activities have a material impact on the risk profiles of First Trust Advisors L.P. or the Funds (collectively, “Code Staff”).
Code Staff included in the aggregated figures disclosed above are rewarded in line with First Trust’s remuneration policy (the “Remuneration Policy”) which is determined and implemented by First Trust’s senior management. The Remuneration Policy reflects First Trust’s ethos of good governance and encapsulates the following principal objectives:
i.
to provide a clear link between remuneration and performance of First Trust and to avoid rewarding for failure;
ii.
to promote sound and effective risk management consistent with the risk profiles of the funds managed by First Trust; and
iii.
to remunerate staff in line with the business strategy, objectives, values and interests of First Trust and the funds managed by First Trust in a manner that avoids conflicts of interest.
First Trust assesses various risk factors which it is exposed to when considering and implementing remuneration for Code Staff and considers whether any potential award to such person(s) would give rise to a conflict of interest. First Trust does not reward failure, or consider the taking of risk or failure to take risk in its remuneration of Code Staff.
First Trust assesses performance for the purposes of determining payments in respect of performance-related remuneration of Code Staff by reference to a broad range of measures including (i) individual performance (using financial and non-financial criteria), and (ii) the overall performance of First Trust. Remuneration is not based upon the performance of the Funds.
The elements of remuneration are balanced between fixed and variable and the senior management sets fixed salaries at a level sufficient to ensure that variable remuneration incentivises and rewards strong individual performance but does not encourage excessive risk taking.
No individual is involved in setting his or her own remuneration.
Federal Tax Information
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
First Trust BuyWrite Income ETF	100.00%
First Trust Nasdaq BuyWrite Income ETF	100.00%
For the taxable year ended December 31, 2025, the following percentages of income dividends paid by the Funds are hereby designated as qualified dividend income:

Qualified Dividend Income
First Trust BuyWrite Income ETF	100.00%
First Trust Nasdaq BuyWrite Income ETF	100.00%
A portion of each of the Funds’ 2025 ordinary dividends (including short-term capital gains) paid to its shareholders during the fiscal year ended December 31, 2025, may be eligible for the Qualified Business Income (QBI) Deduction under the Internal Revenue Code of 1986, as amended, Section 199A for the aggregate dividends each Fund received from the underlying Real Estate Investment Trusts (REITs) these Funds invest in.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	March 9, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	March 9, 2026

* Print the name and title of each signing officer under his or her signature.